Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 465,992,787.04
Previously Paid Amount	0
Total Fee Amount	40,541.38
Total Offset Amount	0
Net Fee	$ 40,541.38
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A